OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments (Unaudited)
September 30, 2022

	Shares	Value
COMMON STOCKS - 92.6%
BRAZIL - 14.0%
Afya Ltd.(n)	14,863	$201,542
Azul SA, ADR (n)	104,313	849,108
Banco Bradesco SA, ADR	345,160	1,270,189
Centrais Eletricas Brasileiras SA	249,526	1,992,748
Itau Unibanco Holding SA, ADR	510,562	2,639,606
Pagseguro Digital Ltd. (n)	50,154	663,537
Petroleo Brasileiro SA, ADR	240,797	2,971,435
Raizen SA, Preference	1,093,312	853,271
Vale SA, ADR	266,367	3,548,009
Total BRAZIL		14,989,445
CHINA - 32.7%
Air China Ltd. (n)	2,079,723	1,581,771
Alibaba Group Holding Ltd. (n)	450,800	4,498,686
Aluminum Corporation of China Ltd.	3,636,426	1,175,986
Anhui Conch Cement Company Ltd.	545,417	1,723,941
Cathay Pacific Airways Ltd. (n)	175,526	184,545
China Tourism Group Duty Free Corp Ltd. (e) (n)	60,842	1,529,256
China Tourism Group Duty Free Corporation Ltd.	39,762	1,098,628
CITIC Securities Co Ltd.	603,341	1,021,289
Galaxy Entertainment Group Ltd.	496,951	2,921,024
Ganfeng Lithium Company Ltd. (e)	177,788	1,174,471
Geely Automobile Holdings Ltd.	705,250	965,128
Midea Group Company Ltd.	135,033	936,097
Muyuan Foods Company Ltd.	158,739	1,218,787
Nine Dragons Paper Holdings Ltd.	1,557,160	966,145
Orient Overseas International Ltd.	69,585	1,210,993
Pacific Basin Shipping Ltd.	5,718,901	1,765,907
Pharmaron Beijing Company Ltd. (e)	189,319	915,864
Riyue Heavy Industry Company Ltd.	270,711	797,390
Sands China Ltd. (n)	563,616	1,403,531
Shanghai International Airport Company Ltd. (n)	271,792	2,204,643
Suofeiya Home Collection Company Ltd.	330,081	779,858
Tencent Holdings Ltd.	50,990	1,722,255
Weichai Power Company Ltd.	909,828	861,934
WuXi AppTec Company Ltd. (e)	133,940	1,069,736
Zijin Mining Group Company Ltd.	1,503,503	1,455,266
Total CHINA		35,183,131
GREECE - 1.3%
Alpha Services and Holdings SA (n)	1,848,206	1,450,888
Total GREECE		1,450,888
HUNGARY - 1.1%
OTP Bank Nyrt	66,074	1,205,393
Total HUNGARY		1,205,393
INDIA - 8.5%
Axis Bank Ltd., GDR	23,655	1,055,281
ICICI Bank Ltd., ADR	119,670	2,509,480
Larsen & Toubro Ltd., GDR	113,265	2,559,230
Reliance Industries Ltd., GDR (e)	53,129	3,082,659
Total INDIA		9,206,650
INDONESIA - 6.0%
Bank Rakyat Indonesia Persero Tbk PT	10,575,576	3,095,182
Freeport-McMoRan, Inc.	82,212	2,246,854
Semen Indonesia Persero Tbk PT	2,370,607	1,159,285
Total INDONESIA		6,501,321
MEXICO - 4.5%
Fresnillo PLC	157,013	1,339,447
Grupo Financiero Banorte SAB de CV	485,863	3,112,350
Ternium SA ADR	14,651	401,291
Total MEXICO		4,853,088
PERU - 1.5%
Credicorp Ltd.	13,033	1,600,452
Total PERU		1,600,452
RUSSIA - 0.0%
LUKOIL PJSC, ADR (f) (n)	7,421	–
Novatek PJSC GDR (f) (n)	771	–
Polymetal International PLC (n)	14,788	31,939
Sberbank of Russia PJSC, ADR (f) (n)	39,273	–
Total RUSSIA		31,939
SAUDI ARABIA - 0.2%
Saudi Arabian Oil Co. (e)	25,042	238,399
Total SAUDI ARABIA		238,399
SOUTH AFRICA - 3.4%
AngloGold Ashanti Ltd., ADR	161,876	2,237,126
Impala Platinum Holdings Ltd.	151,711	1,410,551
Total SOUTH AFRICA		3,647,677
SOUTH KOREA - 9.7%
Hana Financial Group, Inc.	69,516	1,706,964
KB Financial Group, Inc.	41,547	1,254,659
LG Chem Ltd.	4,532	1,673,375
Samsung Electronics Company Ltd.	119,596	4,391,475
SK Hynix, Inc.	25,720	1,471,190
Total SOUTH KOREA		10,497,663
TAIWAN - 6.3%
MediaTek, Inc.	51,184	883,252
Taiwan Semiconductor Manufacturing Company Ltd.	367,871	4,876,275
United Microelectronics Corp.	967,911	1,083,187
Total TAIWAN		6,842,714
THAILAND - 3.2%
Charoen Pokphand Foods PCL	2,945,100	1,951,275
Kasikornbank PCL	285,209	1,099,268
Thai Life Insurance PCL (n)	1,021,149	433,149
Total THAILAND		3,483,692
UNITED ARAB EMIRATES - 0.2%
Borouge PLC	233,133	180,223
Total UNITED ARAB EMIRATES		180,223
Total COMMON STOCKS
(Cost $119,986,139)		99,912,675
Exchange Traded Fund - 2.5%
India - 2.5%
iShares MSCI India ETF	66,900	2,728,182
Total Exchange Traded Fund		2,728,182
(Cost $2,919,345)
Total Investments - 95.1%
(Cost $122,905,484)		102,640,857
Other Assets in Excess of Liabilities - 4.9%		5,291,441
TOTAL NET ASSETS - 100.0%		$107,932,298
The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR — American Depositary Receipt
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the total value of all such securities was $8,010,385 or 7.4% of net assets.

(f) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of September 30, 2022, the total value of all such securities was $0 or 0.0% of net assets. These securities are characterized as a Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs.

(n) — Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior employees of the Adviser.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2022:

As of September 30, 2022, there were investments related to three companies held within the Fund all of which were effectively valued at zero due to the inability of the Fund to transact in these investments, the lack of visibility on when the Fund may do so, and the lack of readily available market prices for such investments. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of these securities compared to the Fund’s net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

	Level 1	Level 2	Level 3		Total
Common Stocks:
Brazil	$14,989,445	$-	$-		$14,989,445
China	1,529,256	33,653,875	-		35,183,131
Greece	-	1,450,888	-		1,450,888
Hungary	-	1,205,393	-		1,205,393
India	2,509,480	6,697,170	-		9,206,650
Indonesia	2,246,854	4,254,467	-		6,501,321
Mexico	3,513,641	1,339,447	-		4,853,088
Peru	1,600,452	-	-		1,600,452
Russia	-	31,939	-	(1)	31,939
Saudi Arabia	-	238,399	-		238,399
South Africa	2,237,126	1,410,551	-		3,647,677
South Korea	-	10,497,663	-		10,497,663
Taiwan	-	6,842,714	-		6,842,714
Thailand	-	3,483,692	-		3,483,692
United Arab Emirates	-	180,223	-		180,223
Total Common Stocks	28,626,254	71,286,421	-		99,912,675
Exchange Traded Fund:
India	$2,728,182	$-	$-		$2,728,182
Total Exchange Traded Fund	2,728,182	-	-		2,728,182
Total	$31,354,436	$71,286,421	$-		$102,640,857

(1) Investments categorized as Level 3 securities that are effectively valued at zero.